Risk Management Policy - Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments (Detail)	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk [Member] | Fixed interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Fixed interest rate debt	59.00%	46.00%